FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT (Details 2)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Sales pace per year (in units)	3	17	32	34	25	9
Discount rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Minimum
Sales price per square ft.	186	185	172	165	153	147
Maximum
Sales price per square ft.	192	179	178	171	164	152